Quarterly Holdings Report
for
Fidelity® SAI Intermediate Treasury Bond Index Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
TBN-NPRT1-0725
1.9916274.100
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.25% 2/15/2029	3.41	1,383,100	1,451,931
US Treasury Bonds 6.25% 5/15/2030	3.55	6,179,400	6,805,547
US Treasury Notes 0.625% 5/15/2030	3.55 to 4.12	2,578,200	2,193,081
US Treasury Notes 0.625% 8/15/2030	3.56 to 4.06	138,084,700	116,368,724
US Treasury Notes 0.875% 11/15/2030	3.56 to 4.05	124,034,100	105,065,604
US Treasury Notes 1.125% 2/15/2031	4.31	6,500,000	5,552,930
US Treasury Notes 1.25% 8/15/2031	3.61 to 4.25	183,926,400	155,331,594
US Treasury Notes 1.375% 11/15/2031	3.63 to 4.15	134,454,600	113,540,606
US Treasury Notes 1.625% 5/15/2031	3.60 to 3.85	98,557,900	85,868,570
US Treasury Notes 1.875% 2/15/2032	3.65 to 4.09	105,298,000	91,328,525
US Treasury Notes 2.75% 8/15/2032	3.66 to 4.58	121,463,800	110,650,675
US Treasury Notes 2.875% 5/15/2032	3.65	114,149,900	105,267,611
US Treasury Notes 3.375% 5/15/2033	3.69 to 4.27	119,111,700	112,127,846
US Treasury Notes 3.5% 2/15/2033	3.68 to 4.35	112,754,700	107,376,830
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.13	37,200,000	36,184,266
US Treasury Notes 3.75% 12/31/2030	4.13 to 4.14	85,100,000	83,866,715
US Treasury Notes 3.75% 6/30/2030	3.95	23,850,000	23,592,867
US Treasury Notes 3.75% 8/31/2031	3.61 to 4.38	10,050,000	9,850,963
US Treasury Notes 3.875% 8/15/2033	3.70 to 4.61	89,205,400	86,773,159
US Treasury Notes 3.875% 8/15/2034	3.73 to 4.63	138,499,400	133,401,417
US Treasury Notes 4% 1/31/2031	3.59	24,561,300	24,500,856
US Treasury Notes 4% 2/15/2034	3.72 to 4.29	114,307,200	111,686,171
US Treasury Notes 4% 4/30/2032	3.93 to 4.26	65,600,000	64,954,250
US Treasury Notes 4% 7/31/2030	3.57	45,937,500	45,948,267
US Treasury Notes 4.125% 10/31/2031	4.15 to 4.22	79,300,000	79,293,805
US Treasury Notes 4.125% 11/15/2032	3.66 to 4.01	107,778,900	107,303,157
US Treasury Notes 4.125% 11/30/2031	4.16 to 4.56	58,100,000	58,068,226
US Treasury Notes 4.125% 2/29/2032	4.10	26,300,000	26,254,797
US Treasury Notes 4.125% 3/31/2031	3.59 to 3.96	72,867,600	73,075,386
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.15	63,350,000	63,221,320
US Treasury Notes 4.125% 7/31/2031	3.98	28,866,200	28,902,892
US Treasury Notes 4.125% 8/31/2030	3.57	10,588,300	10,648,686
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	146,950,000	145,503,461
US Treasury Notes 4.25% 2/28/2031	3.59 to 3.97	184,528,300	186,366,376
US Treasury Notes 4.25% 5/15/2035	4.39	49,100,000	48,547,625
US Treasury Notes 4.25% 6/30/2031	3.92	36,700,000	37,006,789
US Treasury Notes 4.375% 1/31/2032	4.18 to 4.44	45,600,000	46,191,375
US Treasury Notes 4.375% 11/30/2030	3.59	21,885,300	22,252,050
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.45	125,887,700	126,241,759
US Treasury Notes 4.5% 11/15/2033	3.71 to 4.37	135,727,400	137,752,708
US Treasury Notes 4.5% 12/31/2031	4.49	39,750,000	40,562,080
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	109,300,000	111,317,208
US Treasury Notes 4.625% 4/30/2031	3.59	28,757,800	29,582,340
US Treasury Notes 4.625% 5/31/2031	3.60 to 4.13	20,891,900	21,486,829
US Treasury Notes 4.625% 9/30/2030	3.58 to 4.52	14,680,000	15,108,358
US Treasury Notes 4.875% 10/31/2030	3.57	47,822,400	49,785,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,259,453,644)			3,204,161,966

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $16,161,784)	4.32	16,158,552	16,161,784

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,275,615,428)	3,220,323,750
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,533,046
NET ASSETS - 100.0%	3,227,856,796

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,742,564	30,221,914	32,802,694	70,573	-	-	16,161,784	16,158,552	0.0%
Total	18,742,564	30,221,914	32,802,694	70,573	-	-	16,161,784

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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